Financial result and exchange gains/(losses) (Tables)	12 Months Ended
Dec. 31, 2021
Financial result and exchange gains/(losses)
Schedule of financial result and exchange gains/(losses)

	Year Ended
	December 31,
(in thousands of $)	2021	2020	2019
Interest income	$3,489	$5,119	$8,805
Net gain on current financial assets held at fair value through profit or loss and cash equivalents	144	1,340	7,317
Financial income	$3,633	$6,459	$16,122

Net loss on current financial assets held at fair value through profit or loss and cash equivalents	$(3,482)	$(7,559)	$—
Other financial expense	(1,096)	(401)	(139)
Financial expense	$(4,578)	$(7,960)	$(139)

Realized exchange gains/(losses)	$15	$(443)	$(385)
Unrealized exchange gains/(losses)	(50,068)	(125,791)	7,375
Exchange gains/(losses)	$(50,053)	$(126,234)	$6,990